EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Change in the asset’s limit (excluding interest income)	R$ 348,800	R$ (109,355)	R$ 175,440
Actuarial losses and (gains)	(392,687)	186,665	(444,480)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Loss due to change in financial assumptions	(448,752)	194,988	(647,564)
Loss due to experience adjustments	60,215	(13,933)	203,084
Loss due to changes in assumptions	(4,150)	5,610
Return on plan assets (less interest income)	33,322	(62,338)	138,489
Change in the asset’s limit (excluding interest income)	348,800	(109,355)	175,440
Actuarial losses and (gains)	R$ (10,565)	R$ 14,972	R$ (130,551)